Post-retirement benefit obligations- Loss/(gain) recognition (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	R 2,324	R 2,240	R 2,073
Loss/(gain) recognised in other comprehensive income	(55)	(427)	(2,415)
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	495	477	442
Loss/(gain) recognised in other comprehensive income	137	(222)	(131)
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	10,162	9,310	7,934
Loss/(gain) recognised in other comprehensive income	2,081	(1,835)	(3,184)
Pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	(8,998)	(8,259)	(6,699)
Loss/(gain) recognised in other comprehensive income	(3,575)	2,884	(963)
Pension | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	665	712	396
Loss/(gain) recognised in other comprehensive income	R 1,302	R (1,254)	R 1,863